Angel Oak Financial Strategies Income Term Trust
Schedule of Investments
April 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS - 120.6%	Par	Value
Consumer, Non-cyclical - 0.6%
Green Dot Corp., 8.75%, 09/15/2029 (a)(b)	$2,000,000	$2,044,398

Financial - 120.0%(c)
A10 Capital LLC, 5.88%, 08/17/2026 (a)	4,000,000	3,911,153
Alpine Banks of Colorado, 5.88% to 06/15/2025 then 3 mo. Term SOFR + 5.69%, 06/15/2030 (a)	4,000,000	3,942,471
American Coastal Insurance Corp., 7.25%, 12/15/2027	3,670,000	3,468,150
Ameris Bank, 5.88% to 06/01/2025 then 3 mo. Term SOFR + 3.89%, 05/31/2030 (b)	4,000,000	3,958,499
Amur Equipment Finance, Inc., 6.13%, 03/15/2026 (a)	1,500,000	1,496,373
ANB Corp., 4.00% to 09/30/2025 then 3 mo. Term SOFR + 3.88%, 09/30/2030 (a)	2,500,000	2,466,245
Arbor Realty SR, Inc., 7.75%, 03/30/2026 (a)	3,000,000	2,974,768
Arbor Realty Trust, Inc., 5.00%, 04/30/2026	2,000,000	1,930,630
Avidbank Holdings, Inc., 7.89% (3 mo. Term SOFR + 3.60%), 12/30/2029 (a)	6,000,000	5,849,738
B Riley Financial, Inc.
5.50%, 03/31/2026(d)	437,325	244,027
5.00%, 12/31/2026(d)	2,000,000	762,400
6.00%, 01/31/2028(d)	3,000,000	835,200
Banc of California, Inc., 4.38% to 10/30/2025 then 3 mo. Term SOFR + 4.20%, 10/30/2030	1,425,000	1,397,056
Bancorp Bank, 4.75%, 08/15/2025 (b)	1,500,000	1,492,463
BancPlus Corp., 6.00% to 06/15/2025 then 3 mo. Term SOFR + 5.86%, 06/15/2030 (a)	5,000,000	4,924,694
Bank of America Corp., 5.87% to 09/15/2033 then SOFR + 1.84%, 09/15/2034	1,500,000	1,563,542
Bank of New York Mellon Corp., 5.19% to 03/14/2034 then SOFR + 1.42%, 03/14/2035	2,000,000	2,022,539
BankGuam Holding Co.
6.35% to 05/15/2024 then 3 mo. LIBOR US + 4.66%, 06/30/2029 (e)	9,000,000	8,969,669
4.75% to 07/01/2026 then 3 mo. Term SOFR + 4.13%, 07/01/2031 (a)	3,000,000	2,733,128
Banksouth Holding Co., 8.56% (3 mo. Term SOFR + 4.28%), 07/30/2029 (a)	2,600,000	2,557,884
Banterra Bank, 8.97% (3 mo. LIBOR US + 4.12%), 06/07/2029 (e)	7,500,000	7,326,884
Banterra Corp., 8.00% to 06/30/2027 then 3 mo. Term SOFR + 3.85%, 09/30/2032 (a)	1,250,000	1,225,410
Bar Harbor Bankshares, 7.59% (3 mo. Term SOFR + 3.27%), 12/01/2029	3,000,000	2,971,915
BayCom Corp., 5.25% to 09/15/2025 then 3 mo. Term SOFR + 5.21%, 09/15/2030	3,598,000	3,642,137
Bayfirst Financial Corp., 4.50% to 06/30/2026 then SOFR + 3.78%, 06/30/2031 (a)	1,000,000	917,920
BCB Bancorp, Inc., 9.25% to 09/01/2029 then 3 mo. Term SOFR + 5.82%, 09/01/2034	3,000,000	3,232,082
Berkshire Hills Bancorp, Inc., 5.50% to 07/01/2027 then 3 mo. Term SOFR + 2.49%, 07/01/2032	1,500,000	1,334,392
Big Poppy Holdings, 6.50%, 07/01/2027	3,500,000	3,115,000
Burke & Herbert Financial Services Corp., 3.25% to 12/01/2026 then 3 mo. Term SOFR + 2.30%, 12/01/2031	2,000,000	1,778,680
Byline Bancorp, Inc., 6.00% to 07/01/2025 then 3 mo. Term SOFR + 5.88%, 07/01/2030 (b)	6,000,000	6,058,128
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	1,000,000	987,942
Carrington Holding Co. LLC, 9.75%, 05/15/2031 (a)(b)	1,500,000	1,490,642
CB Financial Services, Inc., 3.88% to 12/15/2026 then 3 mo. Term SOFR + 2.80%, 12/15/2031 (a)	5,500,000	4,764,819
CB&T Holding Corp., 6.25% to 12/15/2025 then 3 mo. Term SOFR + 6.02%, 12/15/2030 (a)	5,000,000	5,182,797
Central Bancshares, Inc., 8.43% (3 mo. Term SOFR + 4.13%), 06/30/2029 (a)	5,000,000	4,829,625
Central Pacific Financial Corp., 4.75% to 11/01/2025 then 3 mo. Term SOFR + 4.56%, 11/01/2030	1,000,000	986,629
Citizens Community Bancorp, Inc.
6.00% to 09/01/2025 then 3 mo. Term SOFR + 5.91%, 09/01/2030 (a)	2,000,000	1,912,959
4.75% to 04/01/2027 then 3 mo. Term SOFR + 3.29%, 04/01/2032 (a)	1,500,000	1,352,192
Clear Blue Financial Holdings LLC, 5.38%, 12/30/2028 (a)(b)	10,000,000	9,368,590
Clear Street Holdings LLC
6.00%, 10/15/2025 (a)(b)	5,000,000	4,943,750
8.25%, 10/30/2029 (a)	4,000,000	4,070,686
CoastalSouth Bancshares, Inc., 5.95% to 09/15/2025 then 3 mo. Term SOFR + 5.82%, 09/15/2030 (a)	2,000,000	1,906,406
Colony Bankcorp, Inc., 5.25% to 05/20/2027 then 3 mo. Term SOFR + 2.65%, 05/20/2032 (a)	1,000,000	871,276
Columbia Banking System, Inc., 9.84% (3 mo. Term SOFR + 5.52%), 12/10/2025 (a)	6,500,000	6,454,039
Commercial Credit Group, Inc., 4.88%, 05/30/2026 (a)	1,500,000	1,457,738
ConnectOne Bancorp, Inc., 5.75% to 06/15/2025 then 3 mo. Term SOFR + 5.61%, 06/15/2030	2,500,000	2,475,044
CRB Group, Inc., 6.50% to 09/01/2025 then 3 mo. Term SOFR + 6.38%, 09/01/2030 (a)(b)	2,000,000	1,978,536
Customers Bancorp, Inc., 2.88% to 08/15/2026 then 3 mo. Term SOFR + 2.35%, 08/15/2031	1,000,000	876,122
Customers Bank, 8.00% (3 mo. Term SOFR + 3.70%), 06/26/2029 (a)(b)	4,500,000	4,477,205
Dime Community Bancshares, Inc., 5.00% to 05/15/2027 then 3 mo. Term SOFR + 2.18%, 05/15/2032	1,250,000	1,083,790
Eagle Bancorp, Inc., 10.00%, 09/30/2029	2,500,000	2,586,008
EF Holdco / EF Cayman Hold / Ellington Fin REIT, 5.88%, 04/01/2027 (a)(b)	5,000,000	4,843,959
Enterprise Bancorp, Inc., 5.25% to 07/15/2025 then 3 mo. Term SOFR + 5.18%, 07/15/2030	3,500,000	3,434,773
Equity Bancshares, Inc., 7.00% to 06/30/2025 then 3 mo. Term SOFR + 6.88%, 06/30/2030 (b)	9,000,000	9,033,999
Evans Bancorp, Inc., 6.00% to 07/15/2025 then SOFR + 5.90%, 07/15/2030 (b)	4,000,000	3,847,594
EverBank Financial Corp., 8.38% to 03/01/2030 then 3 mo. Term SOFR + 5.02%, 09/01/2034 (a)	5,000,000	5,140,999
FedNat Holding Co., 7.75%, 03/15/2029 (f)(g)	7,000,000	420,000
Fidelity Federal Bancorp
8.91% (3 mo. Term SOFR + 4.65%), 11/01/2029 (a)(b)	2,000,000	1,986,265
4.50% to 03/30/2026 then 3 mo. Term SOFR + 3.84%, 03/30/2031 (a)	1,000,000	942,303
Fidelity Financial Corp., 5.00% to 04/30/2027 then 3 mo. Term SOFR + 2.47%, 04/30/2032 (a)	5,000,000	4,586,460
Fifth Third Bancorp, 5.63% to 01/29/2031 then SOFR + 1.84%, 01/29/2032 (b)	1,000,000	1,024,760
Financial Institutions, Inc., 4.38% to 10/15/2025 then 3 mo. Term SOFR + 4.27%, 10/15/2030	3,000,000	2,930,887
FineMark Holdings, Inc., 7.53% (3 mo. Term SOFR + 3.23%), 06/30/2028	1,000,000	947,165
First Bancshares, Inc., 4.25% to 10/01/2025 then 3 mo. Term SOFR + 4.13%, 10/01/2030	1,000,000	984,249
First Bank, 5.50% to 06/01/2025 then 3 mo. Term SOFR + 5.38%, 06/01/2030	1,500,000	1,473,767
First Citizens BancShares, Inc., 6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040	3,000,000	2,867,642
First Help Financial LLC, 6.00%, 11/15/2026 (a)	5,000,000	4,824,363
First Northwest Bancorp, 3.75% to 03/30/2026 then 3 mo. Term SOFR + 3.00%, 03/30/2031	1,000,000	811,576
First Paragould Bankshares, Inc., 7.66% (3 mo. Term SOFR + 3.36%), 12/15/2027 (a)	2,250,000	2,207,669
FirstBank, 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030 (b)	3,500,000	3,417,004
Firstsun Capital Bancorp, 6.00% to 07/01/2025 then 3 mo. Term SOFR + 5.89%, 07/01/2030 (a)(b)	5,500,000	5,468,976
Five Star Bancorp, 6.00% to 09/01/2027 then SOFR + 3.29%, 09/01/2032 (a)	1,000,000	946,821
Flagstar Bancorp, Inc., 4.13% to 11/01/2025 then 3 mo. Term SOFR + 3.91%, 11/01/2030	2,375,000	2,183,765
Flushing Financial Corp., 3.13% to 12/01/2026 then 3 mo. Term SOFR + 2.04%, 12/01/2031	2,000,000	1,576,254
FNB Corp., 6.98% (3 mo. Term SOFR + 2.66%), 02/14/2029	600,000	590,556
Forbright, Inc., 8.71% (3 mo. Term SOFR + 4.39%), 12/01/2029 (a)	2,000,000	1,954,947
Georgia Banking Co., Inc., 4.13% to 06/15/2026 then 3 mo. Term SOFR + 3.40%, 06/15/2031 (a)	1,000,000	916,543
Golden Pear Funding HoldCo LLC, 6.38%, 12/22/2026	5,000,000	4,840,173
Golden State Bank, 4.50% to 12/15/2026 then 3 mo. Term SOFR + 3.35%, 12/15/2031 (a)	1,000,000	875,010
Hallmark Financial Services, Inc., 6.25%, 08/15/2029 (f)	9,182,000	1,836,400
Hanmi Financial Corp., 3.75% to 09/01/2026 then 3 mo. Term SOFR + 3.10%, 09/01/2031	3,500,000	3,250,030
HBT Financial, Inc., 4.50% to 09/15/2025 then 3 mo. Term SOFR + 4.37%, 09/15/2030 (a)	3,000,000	2,834,186
Hilltop Holdings, Inc., 6.13% to 05/15/2030 then 3 mo. Term SOFR + 5.80%, 05/15/2035	250,000	226,340
Home BancShares, Inc., 5.50% to 07/31/2025 then 3 mo. Term SOFR + 5.35%, 07/31/2030 (a)	1,500,000	1,465,841
HomeStreet, Inc., 3.50% to 01/30/2027 then 3 mo. Term SOFR + 2.15%, 01/30/2032	3,000,000	2,249,392
Hometown Financial Group, Inc., 8.75%, 03/15/2027 (a)(b)	2,000,000	2,030,681
Independent Bank Corp.
5.95% to 05/31/2025 then 3 mo. Term SOFR + 5.83%, 05/31/2030 (a)	1,000,000	989,887
7.25% to 04/01/2030 then 3 mo. Term SOFR + 3.53%, 04/01/2035 (b)	3,000,000	3,011,092
Independent Bank Group, Inc.
4.00% to 09/15/2025 then 3 mo. Term SOFR + 3.89%, 09/15/2030	1,000,000	983,117
8.38% to 08/15/2029 then 3 mo. Term SOFR + 4.61%, 08/15/2034	2,000,000	2,026,214
JPMorgan Chase & Co.
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	2,000,000	2,148,749
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035 (b)	2,000,000	2,003,971
Maple Financial Holdings, Inc., 5.00% to 02/15/2026 then 3 mo. Term SOFR + 4.67%, 02/15/2031 (a)	2,000,000	1,942,744
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.50%, 11/16/2025 (a)(b)	1,500,000	1,486,875
Mercantile Bank Corp., 3.25% to 01/30/2027 then 3 mo. Term SOFR + 2.12%, 01/30/2032	1,500,000	1,385,027
Meridian Corp., 8.25% (3 mo. Term SOFR + 3.95%), 12/30/2029 (b)	4,000,000	3,934,954
MidWestOne Financial Group, Inc., 5.75% to 07/30/2025 then 3 mo. Term SOFR + 5.68%, 07/30/2030 (b)	5,000,000	4,871,719
Millennium Consolidated Holdings LLC, 8.38%, 03/01/2030 (a)	5,000,000	4,986,865
MS Transverse Insurance Group LLC, 6.00%, 12/15/2026 (a)	5,000,000	4,909,021
Nano Financial Holdings, Inc., 13.00%, 07/01/2026 (a)(b)	5,000,000	5,111,225
NBT Bancorp, Inc., 3.50% to 03/31/2026 then SOFR + 2.80%, 03/31/2031	1,000,000	911,624
NewtekOne, Inc.
8.13%, 02/01/2027 (a)	2,250,000	2,264,007
8.38%, 04/01/2030 (a)	750,000	750,674
NexBank Capital, Inc.
4.00% to 08/15/2026 then 3 mo. Term SOFR + 3.39%, 08/15/2031 (a)	2,000,000	1,846,156
6.00%, 07/15/2032 (a)	1,500,000	1,419,317
Northpointe Bancshares, Inc., 9.00% to 09/01/2029 then 3 mo. Term SOFR + 5.50%, 09/01/2034 (a)	1,200,000	1,239,271
Northwest Bancshares, Inc., 4.00% to 09/15/2025 then 3 mo. Term SOFR + 3.89%, 09/15/2030	1,000,000	993,010
Oakstar Bancshares, Inc., 4.25% to 04/15/2026 then 3 mo. Term SOFR + 3.52%, 04/15/2031 (a)	1,000,000	946,400
Obsidian Insurance Holdings, Inc., 6.50%, 12/30/2025 (a)(b)	5,000,000	4,949,880
OceanFirst Financial Corp., 5.25% to 05/15/2025 then 3 mo. Term SOFR + 5.10%, 05/15/2030	1,000,000	1,002,013
Old National Bancorp, 5.25% to 06/30/2025 then 3 mo. Term SOFR + 5.13%, 06/30/2030	3,000,000	2,944,919
Olney Bancshares of Texas, Inc., 4.00% to 03/15/2026 then 3 mo. Term SOFR + 3.32%, 03/15/2031 (a)	1,000,000	926,782
Pacific Premier Bancorp, Inc., 5.38% to 06/15/2025 then 3 mo. Term SOFR + 5.17%, 06/15/2030 (b)	5,000,000	4,929,594
PCAP Holdings LP, 6.50%, 07/15/2028 (a)	2,000,000	1,823,874
Peapack-Gladstone Financial Corp., 3.50% to 12/30/2025 then 3 mo. Term SOFR + 3.26%, 12/30/2030	2,000,000	1,928,308
Peoples Bancorp, Inc., 8.49% (3 mo. Term SOFR + 4.21%), 07/31/2029 (a)	5,000,000	4,872,927
PeoplesBancorp MHC, 8.00% to 12/30/2029 then 3 mo. Term SOFR + 4.24%, 12/30/2034 (a)	1,000,000	1,002,697
PhenixFIN Corp., 5.25%, 11/01/2028(d)	1,750,000	1,618,400
Piedmont Bancorp, Inc., 5.75% to 09/01/2025 then 3 mo. Term SOFR + 5.62%, 09/01/2030 (a)	2,500,000	2,467,190
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	1,000,000	1,019,587
Premia Holdings Ltd., 6.90%, 09/23/2030 (a)	9,000,000	8,865,000
Primis Financial Corp., 5.40% to 09/01/2025 then 3 mo. Term SOFR + 5.31%, 09/01/2030 (b)	2,000,000	2,000,917
Provident Financial Services, Inc., 9.00% to 05/15/2029 then 3 mo. Term SOFR + 4.77%, 05/15/2034 (b)	4,118,000	4,281,507
Quaint Oak Bancorp, Inc., 11.00%, 03/01/2028 (a)	1,250,000	1,252,731
Queensborough Co., 6.00% to 10/15/2025 then 3 mo. Term SOFR + 5.88%, 10/15/2030 (a)	3,000,000	2,853,897
RBB Bancorp, 4.00% to 04/01/2026 then 3 mo. Term SOFR + 3.29%, 04/01/2031	1,500,000	1,324,311
ReadyCap Holdings LLC, 9.38%, 03/01/2028 (a)	4,000,000	3,989,914
River Financial Corp., 4.00% to 03/15/2026 then 3 mo. Term SOFR + 3.42%, 03/15/2031 (a)	1,000,000	952,084
Sandy Spring Bancorp, Inc., 7.20% (3 mo. Term SOFR + 2.88%), 11/15/2029	3,750,000	3,706,048
SCRE Intermediate Holdco LLC, 6.50%, 02/15/2027 (a)	2,000,000	1,882,632
Shore Bancshares, Inc., 4.75% to 10/15/2025 then 3 mo. Term SOFR + 4.58%, 10/15/2030	1,000,000	997,339
Silver Queen Financial Services, Inc., 7.92% (3 mo. Term SOFR + 3.60%), 12/01/2027 (a)(b)	3,800,000	3,702,306
Simmons First National Corp., 6.00% to 07/31/2025 then 3 mo. Term SOFR + 5.92%, 07/31/2030 (a)	5,000,000	4,963,459
SmartFinancial, Inc., 7.10% (3 mo. Term SOFR + 2.81%), 10/02/2028 (a)(b)	2,190,000	2,138,678
South Street Securities Funding LLC, 6.25%, 12/30/2026 (a)	6,000,000	5,822,415
Southern Financial Corp., 4.88% to 10/20/2026 then 3 mo. Term SOFR + 3.93%, 10/20/2031 (a)	1,500,000	1,333,639
State Street Corp., 5.16% to 05/18/2033 then SOFR + 1.89%, 05/18/2034	2,000,000	2,020,202
Stellar Bancorp, Inc., 7.67% (3 mo. Term SOFR + 3.39%), 10/01/2029	1,750,000	1,701,716
Synovus Bank, 4.00% to 10/29/2025 then 5 yr. CMT Rate + 3.63%, 10/29/2030 (b)	3,000,000	2,955,918
Texas State Bankshares, Inc., 8.11% (3 mo. Term SOFR + 3.81%), 06/15/2029 (a)	4,000,000	3,999,353
Trinitas Capital Management LLC, 6.00%, 07/30/2026 (a)(b)	6,000,000	5,857,500
Tulsa Valley Bancshares Corp., 5.00% to 04/15/2026 then 3 mo. Term SOFR + 4.21%, 04/15/2031 (a)	1,250,000	1,147,635
United Community Banks, Inc.
6.66% (3 mo. Term SOFR + 2.38%), 01/30/2028	3,500,000	3,453,172
5.00% to 06/15/2025 then 3 mo. Term SOFR + 4.87%, 06/15/2030	1,000,000	998,466
Universal Insurance Holdings, Inc., 5.63%, 11/30/2026	7,000,000	6,892,417
Univest Financial Corp., 7.25% to 11/15/2027 then 3 mo. Term SOFR + 3.10%, 11/15/2032	1,250,000	1,201,263
US Metro Bancorp, Inc., 5.65% to 11/01/2025 then 3 mo. Term SOFR + 5.43%, 11/01/2030 (a)(b)	3,000,000	2,961,555
VCT Holdings LLC, 6.00%, 12/30/2026 (a)	5,000,000	4,681,250
Velocity Commercial Capital LLC, 7.13%, 03/15/2027 (a)	3,000,000	2,851,172
Volunteer State Bancshares, Inc., 8.69% (3 mo. Term SOFR + 4.37%), 11/15/2029 (a)	2,000,000	1,964,529
VyStar Credit Union, 4.25%, 03/15/2032 (a)	3,000,000	2,160,950
Webster Financial Corp.
6.82% (3 mo. Term SOFR + 2.53%), 12/30/2029 (b)	2,000,000	1,983,249
3.88% to 11/01/2025 then 3 mo. Term SOFR + 3.69%, 11/01/2030	1,500,000	1,475,770
Western Alliance Bank, 5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.12%, 06/01/2030	4,000,000	3,957,500
White River Bancshares Co., 8.72% (3 mo. Term SOFR + 4.42%), 12/31/2029 (a)	5,000,000	4,890,983
Wintrust Financial Corp., 4.85%, 06/06/2029	5,000,000	4,847,128
Zions Bancorp NA, 3.25%, 10/29/2029	2,000,000	1,792,252
		435,640,268
TOTAL CORPORATE OBLIGATIONS (Cost $467,073,546)		437,684,666

PREFERRED STOCKS - 9.6%	Shares	Value
Financial - 6.4%
B Riley Financial, Inc., Series B, 7.38%, Perpetual	27,310	75,649
Dime Community Bancshares, Inc., 5.50%, Perpetual	25,000	467,750
First Citizens BancShares, Inc., Series A, 5.38%, Perpetual	140,000	2,906,400
First Merchants Corp., Series A, 7.50%, Perpetual	40,000	1,008,800
Goldman Sachs Group, Inc., 7.50% to 05/10/2029 then 5 yr. CMT Rate + 2.81%, Perpetual	2,000,000	2,044,526
Northpointe Bancshares, Inc., Series QIB, 8.25% to 12/30/2025 then SOFR + 7.99%, Perpetual (a)	80,000	1,910,000
OceanFirst Financial Corp., Series A, 7.00% to 05/15/2025 then SOFR + 6.85%, Perpetual	19,500	486,330
Patriot National Bancorp, Inc., 0.00%, Perpetual (a)(h)	41,666	13,733,114
United Fidelity Bank FSB, Series QIB, 7.00%, Perpetual (a)(g)	1,000	705,000
		23,337,569

Real Estate Investment Trust - 3.2%
AGNC Investment Corp., Series C, 9.63% (3 mo. Term SOFR + 5.37%), Perpetual	40,000	1,016,000
Annaly Capital Management, Inc., Series F, 9.52% (3 mo. Term SOFR + 5.25%), Perpetual	40,000	1,008,000
Ellington Financial, Inc.	–	$–
10.05% (3 mo. LIBOR US + 5.20%), Perpetual (e)	20,000	496,800
Series B, 6.25% to 1/30/2027 then 5 yr. CMT Rate + 4.99%, Perpetual	80,000	1,808,800
Inpoint Commercial Real Estate Income, Inc., Series A, 6.75%, Perpetual	80,000	1,496,000
Lument Finance Trust, Inc., Series A, 7.88%, Perpetual	40,000	876,000
Rithm Capital Corp., Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual	200,000	4,880,000
TPG RE Finance Trust, Inc., Series C, 6.25%, Perpetual	30,000	521,100
		12,102,700
TOTAL PREFERRED STOCKS (Cost $26,668,772)		35,440,269

COMMON STOCKS - 4.4%	Shares	Value
Financial - 4.0%
Amerant Bancorp, Inc.	10,000	168,400
Bank7 Corp.	10,000	364,000
Citigroup, Inc.	14,000	957,320
Columbia Banking System, Inc.	25,000	560,500
Eagle Bancorp, Inc.	19,600	351,820
East West Bancorp, Inc.	3,500	299,425
First Citizens BancShares, Inc. - Class A	455	809,509
First United Corp.	16,700	497,159
Flushing Financial Corp.	30,000	359,100
Greene County Bancorp, Inc.	25,000	556,250
Independent Bank Corp.	4,000	236,360
Kingstone Companies, Inc. (h)	100,003	1,700,051
M&T Bank Corp.	4,000	679,040
Patriot National Bancorp, Inc. (h)	666,720	2,743,553
PennyMac Mortgage Investment Trust	13,000	166,920
Pinnacle Financial Partners, Inc.	6,000	601,440
Plumas Bancorp	10,700	471,763
Prosperity Bancshares, Inc.	13,900	943,810
Redwood Trust, Inc.	25,750	159,907
SouthState Corp.	5,200	451,256
UMB Financial Corp.	8,600	813,302
Western Alliance Bancorp	4,000	278,840
		14,169,725

Real Estate Investment Trust - 0.4%
AGNC Investment Corp.	30,500	269,315
Annaly Capital Management, Inc.	15,000	294,000
Ellington Financial, Inc.	15,750	205,222
Rithm Capital Corp.	25,000	279,500
		1,048,037
TOTAL COMMON STOCKS (Cost $12,340,826)		15,217,762

WARRANTS - 0.6%	Contracts	Value
Financial - 0.6%
Kingstone Companies, Inc., Expires 12/30/2025, Exercise Price $1.00 (a)(h)	116,781	2,047,171
TOTAL WARRANTS (Cost $0)		2,047,171

CONVERTIBLE OBLIGATIONS - 0.0%(i)	Par	Value
Financial - 0.0%(i)
FedNat Holding Co., 5.00%, 04/19/2026 (a)(f)(g)	1,000,000	60,000
TOTAL CONVERTIBLE OBLIGATIONS (Cost $1,000,000)		60,000

SHORT-TERM INVESTMENTS - 0.4%	Shares	Value
Money Market Funds - 0.4%
First American Government Obligations Fund - Class U, 4.27% (j)	1,631,041	1,631,041
TOTAL SHORT-TERM INVESTMENTS (Cost $1,631,041)		1,631,041

TOTAL INVESTMENTS - 135.6% (Cost $508,714,185)		492,080,909
Liabilities in Excess of Other Assets - (35.6)%		(129,215,669)
TOTAL NET ASSETS - 100.0%		$362,865,240
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, the value of these securities total $261,793,226 or 72.2% of the Fund’s net assets.

(b)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements. At April 30, 2025, the value of securities pledged amounted to $90,381,005.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Security issued as a "Baby Bond", with a par value of $25 per bond. The principal balance disclosed above represents the issuer's outstanding principal that corresponds to the bonds held in the Fund.
(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	Issuer is currently in default and not accruing income.
(g)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,185,000 or 0.3% of net assets as of April 30, 2025.

(h)	Non-income producing security.
(i)	Represents less than 0.05% of net assets.
(j)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Angel Oak Financial Strategies Income Term Trust
Schedule of Open Reverse Repurchase Agreements
April 30, 2025 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Lucid Management and Capital Partners LP	5.95%	03/19/2025	06/18/2025	$6,840,276	$6,739,000
Lucid Management and Capital Partners LP	6.06%	04/10/2025	07/10/2025	1,755,486	1,729,000
Lucid Management and Capital Partners LP	5.77%	04/16/2025	05/15/2025	26,311,752	26,190,000
Lucid Management and Capital Partners LP	5.71%	04/16/2025	07/17/2025	1,373,760	1,354,000
Lucid Management and Capital Partners LP	5.91%	04/16/2025	07/17/2025	11,475,759	11,305,000
Lucid Management and Capital Partners LP	5.93%	04/23/2025	17/17/2025	2,027,999	2,000,000
Total				$49,785,032	$49,317,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including corporate and convertible obligations, are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter ("OTC") markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$–	$437,264,666	$420,000	$448,980,536
Preferred Stocks	16,171,629	18,563,640	705,000	35,440,269
Common Stocks	15,217,762	–	–	15,217,762
Warrants	–	2,047,171	–	2,047,171
Convertible Obligations	–	–	60,000	60,000
Short-Term Investments	1,631,041	–	–	1,631,041
Total	$33,020,432	$457,875,477	$1,185,000	$492,080,909

Other Financial Instruments
Liabilities
Reverse Repurchase Agreements	$–	$(49,317,000)	$–	$(49,317,000)

See the Schedule of Investments for further disaggregation of investment categories. Level 3 holdings as of April 30, 2025, are immaterial and no further quantitative information about Level 3 Fair Value Measurements has been included.